Series B Preferred Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Series B Preferred Stock [Member]
Schedule of Stock Warrants Activity

The following table summarizes Series B preferred stock warrant activity during the three months ended March 31, 2023:

	Series B Preferred Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2022	10,000	$1,000
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(5,000)	1,000
Outstanding at March 31, 2023	5,000	$1,000

Exercisable at March 31, 2023	5,000	1,000

The following table summarizes Series B preferred stock warrant activity during the year ended December 31, 2022:

	Series B Preferred Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	—	$—
Granted	10,000	1,000
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding at December 31, 2022	10,000	$1,000

Exercisable at December 31, 2022	10,000	$1,000